ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill		$ 2,788,230	$ 5,988,230	$ 12,071,376
Goodwill impairment loss		3,200,000	6,083,146
In Process Research and Development [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible asset, net		$ 1,101,760	$ 1,101,760
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill	$ 4,900,000
Derecognized goodwill	$ 4,900,000
Merger Agreement [Member] | PointR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill					$ 16,182,456